Pension Plans and Other Benefit Plans - Plan assets of the group invested in asset classes (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Pension Plans and Other Benefit Plans
Cash and cash equivalents		€ 3
Financial investment	€ 3
Fund shares	8	8
Total expected payments	€ 11	€ 11